VENERABLE LETTERHEAD

J. NEIL MCMURDIE
VICE PRESIDENT AND DEPUTY GENERAL COUNSEL
PHONE: (860) 944-4114 | EMAIL: neil.mcmurdie@venerable.com

July 28, 2023

BY EDGARLINK

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Venerable Insurance and Annuity Company and its Separate Account EQ
Initial Registration Statement on Form N-4
Prospectus Title: Accumulator® Series (8.1)
File Nos.: 333-________ and 811-08524

Ladies and Gentlemen:

On behalf of Venerable Insurance and Annuity Company (the "Company") and its Separate Account EQ (the "Account") and under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), we are submitting for filing a Registration Statement on Form N-4 with respect to the Accumulator Series (8.1) group and individual deferred combination variable and fixed annuity contracts (the “Contract” or the “Contracts”).

Fees
There is no fee required for this filing. The Company and the Account, pursuant to Rule 24f-2 under the 1940 Act, have registered an indefinite amount of securities in connection with securities currently being offered through the Separate Account (Reg. SEC File No. 811-08524).

The requisite financial statements, fees and charges, Opinion and Consent of Counsel, Consent of Independent Registered Accounting Firm, and other exhibits and information needed to complete the Registration Statement will be included in a pre-effective amendment to the Registration Statement.

Background
This Registration Statement is being filed in relation to an Assumption Reinsurance Agreement (the “ARA”) entered into between Equitable Financial Life Insurance Company (“EFLIC”) and the Company.  Pursuant to the ARA, the Company intends to make an exchange offer to owners and certificate holders of certain outstanding Accumulator variable annuities issued by EFLIC for virtually identical Accumulator Contracts issued by the Company and made available through the Account.  To this end, on June 27, 2023, the Company, the Account, and Directed Services LLC, the principal underwriter/distributor of the Contracts, filed with the U.S. Securities and Exchange Commission (the “SEC”) an application for an Order approving the terms of the exchange offer under Section 11 of the 1940 Act (see 1940 Act File No. 812-15479).  The Contracts described in this Registration Statement will only be utilized in relation to the exchange offer and not until this Registration Statement has been declared effective and the SEC has issued the Order approving the exchange offer.
Please note that the ARA was filed with and approved by the Iowa Insurance Division, the Company’s domiciliary state regulator, on February 1, 2023, and the New York Department of Financial Services, EFLIC’s domiciliary state regulator, on July 25, 2023.

This Registration Statement describes the Accumulator Series (8.1) Contracts, which are also described in the various prospectuses filed by EFLIC in registration statement numbers 333-05593, 333-64749, 333-60730, and 333-31131.  Each of these registration statements were updated by EFLIC effective May 1, 2023.

The form, format, disclosures and information in this Registration Statement was used as a template of sorts for the two other registration statements that will be filed later today for Accumulator Series (6.0) and Accumulator Series (7.0), which each also relate to the ARA initiative and exchange offer described above.  The primary differences between the disclosures for Accumulator Series (8.1) in this registration statement and those in the other two registration statements for Accumulator Series (6.0) and Accumulator Series (7.0) for which we are requesting selective or limited review are in the Contract fees and available Contract features and benefits.

It is proposed that this Registration Statement become effective on or before December 29, 2023.

Please do not hesitate to call me at 860-944-4114 or my colleague Ron Tanner at 610-249-2952 if you have any questions or comments concerning the Registration Statement.

Thank you for your consideration.

Sincerely,

/s/ J. Neil McMurdie
J. Neil McMurdie